Stock-Based Compensation Expense	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Stock-Based Compensation Expense [Abstract]
Stock-based Compensation expense
31	Stock-based compensation expense

In 2012, the Company adopted its 2012 Equity Incentive Plan, under which the Company may grant options and restricted stock to eligible participants. The plan is equity settled. Options are generally granted for a term of ten years. Options have a graded vesting period of up to four years and the expenses are recorded on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The Company settles employee stock-based options with newly issued Common Stock of the Company. The Company cancelled 14,808,486 (prior to Reverse Stock Split) options issued and outstanding during the year ended March 31, 2024. The remaining 719,167 (prior to Reverse Stock Split) fully vested options were assumed by the merged Company on Reverse Recapitalization, and the holders were issued the Company options at the Exchange Ratio. As of the Closing Date of the Reverse Recapitalization, the Company no longer has shares available for issuance under the 2012 Plan. No new awards has been granted under the 2012 Plan following the adoption of the 2023 Equity Incentive Plan.

In December 2023, prior to and in connection with the Merger, the Company adopted the 2023 Equity Incentive Plan, which provides for grants of share-based awards, including Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units (“RSUs”), and other forms of share-based awards. Stock options are generally granted for a term of ten years and have a graded vesting period of up to four years. The Company settles employee stock-based options with newly issued Common Stock of the Company. The Company has reserved 196,953 (19,695,305 prior to Reverse Stock Split) shares of Common Stock for the issuance of awards under the 2023 Plan.

In addition, the number of shares of Common Stock reserved and available for issuance under the 2023 Plan will automatically increase on January 1 of each year for a period of ten years, beginning on January 1, 2024 and on each January 1 thereafter until January 1, 2033, by a number equal to (i) 3% of the issued and outstanding number of shares of Common Stock of the Company on the preceding December 31, or (ii) a lesser number of shares as approved by the Company’s board of directors.

The following tables summarizes total stock-based compensation expense by function for the three months and six months ended September 30, 2024 and September 30, 2023:

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Cost of revenue	$-	$15,526	$-	$83,035
Technology and marketing	-	16,299	-	64,947
General and administrative expenses	-	141,868	-	469,923
Total stock-based compensation expense	$-	$173,693	$-	$617,905

The stock-based compensation expense is recorded in the employee benefit cost and apportioned basis respective functions.

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model using the weighted average assumptions. No grants were made during the three months and six months ended September 30, 2024. The assumptions for the six months ended September 30, 2023 are as follows:

September 30, 2023
Dividend yield	0.00%
Expected volatility	60.00%
Risk-free interest rate	2.39-2.81%
Exercise price	$2.20
Expected life (in years)	5.5 - 7

The movement in number of stock-based options outstanding and their related weighted average exercise price for the 2012 Equity Incentive Plan are as follows:

	Six months ended September 30,		Six months ended September 30,
	2024		2023
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	-	$-	16,258,113	$1.82
Granted during the year	-	-	-	-
Forfeited during the year	-	-	(730,460)	1.81
Exercised during the year	-	-	-	-
Cancelled during the year	-	-	-	-
Transferred to merged Company	-	-	-	-
Outstanding at the end of the period	-	-	15,527,653	1.83

Exercisable at the end of the period	-	-	10,616,155	1.65
Unvested at the end of the period	-	-	4,911,498	2.20

Weighted average remaining life (in years)

As at	September 30, 2024	September 30, 2023
Vested options	-	6.50
Unvested options	-	7.99

The expected life of the stock is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may also not necessarily be the actual outcome.

The compensation cost of non-vested awards not yet recognized as of September 30, 2024, is $NIL (September 30, 2023 : $1,265,828). The weighted average period over which stock-based compensation expenses of non-vested awards not yet recognized as of September 30, 2024 is expected to be recognized is NIL years (September 30, 2023 : 0.96 years).

31	Stock-based compensation expense

In 2012, the Company adopted its 2012 Equity Incentive Plan, under which the Company may grant options and restricted stock to eligible participants. The plan is equity settled. Options are generally granted for a term of ten years. Options have a graded vesting period of up to four years and the expenses are recorded on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The Company settles employee stock-based options with newly issued common stock of the Company. The Company cancelled 14,808,486 options issued and outstanding during the period. The remaining 719,167 fully vested options were assumed by the merged Company on Reverse Recapitalization, and the holders were issued the Company options at the Exchange Ratio. As of the Closing Date of the Reverse Recapitalization, the Company no longer has shares available for issuance under the 2012 Plan. No new awards will be granted under the 2013 Plan following the adoption of the 2023 Equity Incentive Plan.

In December 2023, prior to and in connection with the Merger, the Company adopted the 2023 Equity Incentive Plan, which provides for grants of share-based awards, including Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units (“RSUs”), and other forms of share-based awards. Stock options are generally granted for a term of ten years and have a graded vesting period of up to four years. The Company settles employee stock-based options with newly issued common stock of the Company. The Company has reserved 196,953 (19,695,305 prior to Reverse Stock Split) shares of common stock for the issuance of awards under the 2023 Plan.

In addition, the number of shares of common stock reserved and available for issuance under the 2023 Plan will automatically increase on January 1 of each year for a period of ten years, beginning on January 1, 2024 and on each January 1 thereafter until January 1, 2033, by a number equal to (i) 3% of the issued and outstanding number of shares of common stock of the Company on the preceding December 31, or (ii) a lesser number of shares as approved by the Company’s board of directors.

The following tables summarizes total stock-based compensation expense by function for the years ended March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
Cost of revenue	$134,883	$575,662
Technology expenses	162,789	341,370
Marketing expenses	19,228	58,822
General and administrative expenses	1,566,833	2,634,244
Total stock-based compensation expense	1,883,733	3,610,097

The stock-based compensation expense is recorded in the employee benefit cost and apportioned basis respective functions.

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model using the weighted average assumptions. No grants were made during the year ended March 31, 2023. The assumptions for the year ended March 31, 2023 are as follows:

March 31, 2023
Dividend yield	0.00%
Expected volatility	60.00%
Risk-free interest rate	2.39-2.81%
Exercise price	$2.20
Expected life (in years)	5.5 - 7
Attrition rate	30.00%

The movement in number of stock-based options outstanding and their related weighted average exercise price for the 2012 Equity Incentive Plan are as follows:

	2024		2023
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	16,258,113	$1.82	16,081,481	$1.78
Granted during the year		-	1,873,500	2.20
Forfeited during the year	(730,460)	1.81	(1,696,868)	1.78
Exercised during the year	-	-	-	-
Cancelled during the year *	(14,808,486)	-	-	1.82
Transferred to merged Company *	(719,167)	-	-
Outstanding at the end of the period	-		16,258,113

Exercisable at the end of the period	-	-	9,152,861	1.54
Unvested at the end of the period	-	-	7,105,252	2.20

The weighted average grant date fair value of stock options granted during the year ended March 31, 2024 and March 31, 2023 were $ NIL and $0.81 per share, respectively.

Weighted average remaining life (in years)

As at	March 31, 2024	March 31, 2023
Vested options	-	6.67
Unvested options	-	8.49

The expected life of the stock is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may also not necessarily be the actual outcome.

*	During the year ended March 31, 2024, in relation to the Reverse Recapitalization transaction, Zoomcar, Inc. has cancelled 14,808,486 (prior to Reverse Stock Split) outstanding options, the unrecognized cost of $1,265,828 related to the cancelled options was immediately recognized in the Consolidated Statement of Operation. Further, the Company has assumed 719,167 (prior to Reverse Stock Split) options of Zoomcar, Inc. at the Exchange Ratio of 0.0284 (prior to Reverse Stock Split) resulting in 204 (20,435 prior to Reverse Stock Split) options which is outstanding under the 2023 Incentive Plan.